Revenue (Details) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 401,410	£ 305,133
Payments and Financial Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	210,639	154,020
TMT
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	88,908	75,822
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	101,863	75,291
UK
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	158,700	125,471
North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	135,088	108,664
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	89,430	62,834
Rest of the world
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 18,192	£ 8,164